RETIREMENT BENEFITS - Change in Projected Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		$ 668,177
Fair value of plan assets at end of year		663,838	$ 668,177
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Benefits Paid		34,298	30,878
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		767,456	878,003
Service cost		8,531	9,757	$ 8,251
Interest cost		21,668	21,949	31,350
Actuarial (gain) loss	[1]	120,699	(42,357)
Currency translation	[2]	(71,365)	(71,667)
Projected benefit obligation at end of year		815,348	767,456	878,003
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		668,177	738,580
Actual return on plan assets		75,241	880
Defined Benefit Plan, Plan Assets, Benefits Paid		34,298	30,878
Employer contributions	[3]	15,757	15,978
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant		2,657	2,649
Currency translation	[2]	(63,696)	(59,032)
Fair value of plan assets at end of year		663,838	668,177	738,580
Funded status		(151,510)	(99,279)
Amounts recognized in the balance sheet consist of:
Prepaid benefit cost within other non-current assets		2,798	13,581
Accrued benefit cost within other current liabilities		(2,098)	(2,167)
Accrued benefit cost within other non-current liabilities		(152,210)	(110,693)
Net funded status recognized		(151,510)	(99,279)
Unrecognized net prior service credits		(3,101)	(3,801)
Unrecognized net actuarial losses (gains)		183,282	131,085
Accumulated other comprehensive loss (income), before taxes	[4]	180,181	127,284
Expected contribution in next fiscal year		15,900
Previously unrecognized net prior service credit expected to be recognized in next fiscal year		(600)
Previously unrecognized net actuarial losses expected to be recognized in next fiscal year		4,700
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant		2,657	2,649
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Benefits Paid		2,810	2,435
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		30,948	51,458
Service cost		704	791	1,037
Interest cost		1,361	1,545	2,279
Actuarial (gain) loss	[1]	2,702	(20,863)
Currency translation	[2]	0	0
Projected benefit obligation at end of year		33,407	30,948	51,458
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		0	0
Actual return on plan assets		0	0
Defined Benefit Plan, Plan Assets, Benefits Paid		2,810	2,435
Employer contributions	[3]	2,308	1,983
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant		502	452
Currency translation	[2]	0	0
Fair value of plan assets at end of year		0	0	$ 0
Funded status		(33,407)	(30,948)
Amounts recognized in the balance sheet consist of:
Prepaid benefit cost within other non-current assets		0	0
Accrued benefit cost within other current liabilities		(2,476)	(2,432)
Accrued benefit cost within other non-current liabilities		(30,931)	(28,516)
Net funded status recognized		(33,407)	(30,948)
Unrecognized net prior service credits		0	0
Unrecognized net actuarial losses (gains)		(25,508)	(31,571)
Accumulated other comprehensive loss (income), before taxes	[4]	(25,508)	(31,571)
Expected contribution in next fiscal year		2,500
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant		$ 502	$ 452

[1]	The actuarial pension plan loss for 2016 was primarily associated with a decrease in discount rate assumptions for our pension plans. The actuarial pension plan gain for 2015 was primarily associated with an increase in the discount rate assumptions for our pension plans. The actuarial other postretirement plan gain for 2015 was primarily associated with an increase in the discount rate assumptions and a decrease in the percent of retiring employees electing medical coverage for our other postretirement plan.
[2]	The currency translation loss for 2016 and 2015 was primarily associated with the strengthening of the U.S. Dollar against the currencies associated with our international pension plans, primarily the Euro and British Pound.
[3]	During 2017, we expect to contribute approximately $15,900 and $2,500 to our pension and other postretirement plans, respectively.
[4]	During 2017, we expect to recognize approximately $(600) and $4,700 of previously unrecognized net prior service pension credits and net actuarial pension losses, respectively.